Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Issuance of outstanding notes payables	$ 47	$ 45
Total debt	6,228	6,971	$ 7,379	$ 9,339
Long term borrowings	6,203	6,920
Premiums, fees and issuance costs paid	72	51	142
Issuance costs of new debt	16	4	37
Proportional fees and issuance costs related to the extinguished debt instruments	56	47	99
Borrowing arising from company strategy	4,227	4,028
Financial expense [Member]
Disclosure of detailed information about financial instruments [line items]
Payments for debt issue costs	$ 12	$ 6	$ 27
Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	6.00%	6.00%
Finance subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	94.00%	94.00%
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 3,535	$ 4,160